Schedule of bank loan (Details) - HKD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Line of Credit Facility [Line Items]
Total	$ 11,000,000		$ 11,000,000		$ 11,000,000
Bank of China [Member]
Line of Credit Facility [Line Items]
Total	$ 11,000,000	[1]	$ 11,000,000	[1],[2]	$ 11,000,000	[2]

[1]	This loan is a revolving loan up to HK$11,000,000, carries an interest of 2.25% below Hong Kong prime rate and is collateralized by the Company’s office premises located in Hong Kong; a Hong Kong property jointly owned by Mr. Li and his spouse and a personal guarantee from Mr. Li. This loan was first drawn down on October 22, 2018 and has been rolled over for every six-month period. The Company recognized this loan as short-term bank borrowing in its consolidated financial statements. The security charged over the Company’s office premises located in Hong Kong was released since September 29, 2022.
[2]	This loan is a revolving loan up to HK$11,000,000, carries an interest of 2.25% below Hong Kong prime rate and is collateralized by the Company’s office premises located in Hong Kong; a Hong Kong property jointly owned by Mr. Li and his spouse and a personal guarantee from Mr. Li. This loan was first drawn down on October 22, 2018 and has been rolled over for every six-month period. The Company recognized this loan as short-term bank borrowing in its consolidated financial statements. The security charged over the Company’s office premises located in Hong Kong was released since September 29, 2022.